Average Annual Total Returns - VIPEmergingMarketsPortfolio-InitialServiceService2PRO - VIPEmergingMarketsPortfolio-InitialServiceService2PRO - VIP Emerging Markets Portfolio	Apr. 29, 2024
VIP Emerging Markets Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	9.66%
Past 5 years	7.79%
Past 10 years	5.18%
VIP Emerging Markets Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	9.61%
Past 5 years	7.69%
Past 10 years	5.08%
VIP Emerging Markets Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	9.49%
Past 5 years	7.55%
Past 10 years	4.92%
IXYE0
Average Annual Return:
Past 1 year	9.86%
Past 5 years	3.71%
Past 10 years	2.70%